UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     October 17, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     92

Form13F Information Table Value Total:     $159,517 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	7	81440	SH		SOLE		81440		0
3M Co.                       	Common	88579Y101  	2741	29654	SH		SOLE		25504		4150
Abbott Labs                  	Common	002824100	3109	45348	SH		SOLE		30017		15331
Accenture                    	Common	G1151C101  	1355	19354	SH		SOLE		13304		6050
Alerian MLP ETF              	Common	00162Q866  	2445	147558	SH		SOLE		106233		41325
American Express Co.         	Common	025816109	826	14522	SH		SOLE		7914		6608
AMGEN                        	Common	31162100	4560	54098	SH		SOLE		41273		12825
Apache                       	Common	037411105	1225	14170	SH		SOLE		10670		3500
Apple Inc.                   	Common	037833100	3466	5195	SH		SOLE		4020		1175
AT&T Corp.                   	Common	00206R102  	1540	40844	SH		SOLE		32307		8537
Automatic Data Processing    	Common	053015103	2566	43746	SH		SOLE		30976		12770
Bank Of New York Co          	Common	064058100	255	11268	SH		SOLE		6793		4475
Barrick Gold Corp            	Common	67901108	3375	80826	SH		SOLE		57601		23225
Berkshire Hathaway Cl B      	Class B	084670207	3442	39030	SH		SOLE		27205		11825
Blackrock Inc.               	Common	09247X101  	3133	17570	SH		SOLE		12355		5215
Bristol Myers                	Common	110122108	446	13204	SH		SOLE		11104		2100
Canadian Natl Ry Co          	Common	136375102	1868	21175	SH		SOLE		15325		5850
Canadian Natural Resources   	Common	136385101	2013	65380	SH		SOLE		43300		22080
Chevron Corp.                	Common	166764100	2467	21165	SH		SOLE		17620		3545
Church & Dwight Co Inc       	Common	171340102	3021	55955	SH		SOLE		39005		16950
Cisco Systems                	Common	17275R102  	1946	101904	SH		SOLE		73200		28704
Clorox Company               	Common	189054109	2624	36422	SH		SOLE		26172		10250
Coca-Cola                    	Common	191216100	2540	66968	SH		SOLE		50140		16828
Colgate Palmolive            	Common	194162103	1449	13510	SH		SOLE		10435		3075
ConocoPhillips               	Common	20825C104  	265	4635	SH		SOLE		2483		2152
Deere & Co                   	Common	244199105	423	5125	SH		SOLE		4975		150
Discovery Communications Inc S	Class S	25470F104  	1481	24850	SH		SOLE		19025		5825
Dover Corporation            	Common	260003108	250	4200	SH		SOLE		3900		300
Duke Energy                  	Common	26441C204  	582	8979	SH		SOLE		6804		2175
Emerson Electric             	Common	291011104	299	6185	SH		SOLE		5585		600
Exxon Mobil Corp.            	Common	30231G102  	6699	73251	SH		SOLE		53902		19349
General Dynamics Corp.       	Common	369550108	718	10860	SH		SOLE		6700		4160
General Electric             	Common	369604103	4013	176719	SH		SOLE		118763		57956
General Mills Inc            	Common	370334104	517	12985	SH		SOLE		11685		1300
Genl Amern Investors Co      	Common	368802104	342	11760	SH		SOLE		11760		0
H C P Inc                    	Common	40414L109  	361	8125	SH		SOLE		6575		1550
Home Depot                   	Common	437076102	257	4255	SH		SOLE		4150		105
Illinois Tool Works Inc      	Common	452308109	655	11014	SH		SOLE		8534		2480
Intel                        	Common	458140100	3324	146730	SH		SOLE		109755		36975
International Business Machine	Common	459200101	7122	34329	SH		SOLE		25392		8937
iShares Barclays 1-3 Yr Treasu	Common	464287457	942	11150	SH		SOLE		8950		2200
iShares IBOXX Inv Grade Bond 	Common	464287242	340	2795	SH		SOLE		795		2000
iShares MSCI Canada          	Common	464286509	1212	42555	SH		SOLE		32265		10290
iShares MSCI Singapore       	Common	464286673	774	57750	SH		SOLE		40150		17600
Johnson & Johnson            	Common	478160104	3025	43899	SH		SOLE		29908		13991
JP Morgan Chase & Co         	Common	46625H100  	1230	30377	SH		SOLE		23227		7150
Kinder Morgan Inc.           	Common	49456B101  	1091	30718	SH		SOLE		26418		4300
Kroger Company               	Common	501044101	355	15100	SH		SOLE		12600		2500
Magellan Midstream Partners LP	Common	559080106	425	4858	SH		SOLE		4352		506
Mastercard                   	Common	57636Q104  	2560	5670	SH		SOLE		4870		800
McDonalds Corp.              	Common	580135101	5603	61063	SH		SOLE		43089		17974
Medtronic Inc                	Common	585055106	1869	43346	SH		SOLE		31846		11500
Merck & Co Inc               	Common	589331107	3109	68933	SH		SOLE		49788		19145
Microsoft Corp.              	Common	594918104	3025	101633	SH		SOLE		84723		16910
NextEra Energy               	Common	65339F101  	593	8430	SH		SOLE		7100		1330
Noble Energy                 	Common	655044105	207	2229	SH		SOLE		1229		1000
Novartis                     	Common	66987V109  	2921	47677	SH		SOLE		35377		12300
Occidental Petroleum Corp.   	Common	674599105	2195	25502	SH		SOLE		15823		9679
Oracle Corp.                 	Common	68389X105  	3747	119116	SH		SOLE		85741		33375
PepsiCo Inc.                 	Common	713448108	205	2898	SH		SOLE		2623		275
Pfizer Inc.                  	Common	717081103	954	38383	SH		SOLE		25902		12481
Philip Morris Intl Inc       	Common	718172109	861	9575	SH		SOLE		7525		2050
PIMCO Enh Short Maturity ETF 	Common	72201R833  	244	2400	SH		SOLE		2400		0
Praxair                      	Common	74005P104  	2813	27081	SH		SOLE		18816		8265
Procter & Gamble             	Common	742718109	2310	33308	SH		SOLE		28433		4875
Pub Svc Ent Group Inc        	Common	744573106	405	12600	SH		SOLE		9100		3500
Republic Services Inc        	Common	760759100	3311	120359	SH		SOLE		88359		32000
Rio Tinto ADR                	Common	767204100	472	10100	SH		SOLE		7950		2150
Ross Stores                  	Common	778296103	4132	63975	SH		SOLE		47375		16600
Royal Dutch                  	Common	780259206	2004	28875	SH		SOLE		22525		6350
S P D R TRUST Unit SR        	Common	78462F103  	206	1430	SH		SOLE		1430		0
SCH US Lgcap Etf             	Common	808524201	228	6665	SH		SOLE		6665		0
Sigma-Aldrich                	Common	826552101	3714	51605	SH		SOLE		39155		12450
SPDR Gold Shares             	Common	78463V107  	318	1850	SH		SOLE		1850		0
Stryker Corp                 	Common	863667101	2668	47925	SH		SOLE		36025		11900
Suncor Energy                	Common	867229106	269	8200	SH		SOLE		5100		3100
Sysco Corp                   	Common	871829107	336	10750	SH		SOLE		3150		7600
Teva Pharm Inds Ltd ADR      	Common	881624209	470	11350	SH		SOLE		8600		2750
Thermo Fisher Scientific     	Common	883556102	3040	51680	SH		SOLE		40280		11400
Thomson Reuters Corp         	Common	884903105	3033	105100	SH		SOLE		75550		29550
Total SA                     	Common	89151E109	467	9325	SH		SOLE		7000		2325
Triumph Group                	Common	896818101	686	10975	SH		SOLE		6725		4250
United Tehnologies Corp      	Common	913017109	310	3955	SH		SOLE		3745		210
Vanguard Corp Bond Etf       	Common	92206C409  	1719	21400	SH		SOLE		15175		6225
Vanguard Int Term Bond ETF   	Common	921937819	269	2975	SH		SOLE		2975		0
Vanguard Short Term Bond ETF 	Common	921937827	502	6167	SH		SOLE		6167		0
Vodafone Group PLC           	Common	92857W209  	1488	52204	SH		SOLE		38567		13637
Wal Mart Stores Inc.         	Common	931142103	433	5867	SH		SOLE		5365		502
Walgreens                    	Common	931422109	200	5500	SH		SOLE		5500		0
Walt Disney Co.              	Common	254687106	5667	108402	SH		SOLE		77602		30800
WsdmTree Emging Mkt Local Debt	Common	97717X867  	387	7400	SH		SOLE		6575		825
Xylem Inc.                   	Common	98419M100  	446	17725	SH		SOLE		11675		6050